Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				$ 6,916					$ 6,916
Provision for loan losses	344	350	415	430	686	443	55	135	1,539	1,319	2,896
Balance at end of period	7,797				6,916				7,797	6,916
Allowance for loan losses [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				6,916				6,387	6,916	6,387	4,970
Provision for loan losses									1,539	1,319	2,896
Loans charged-off									(723)	(1,057)	(1,817)
Recoveries of loans previously charged-off									65	267	338
Balance at end of period	7,797				6,916				7,797	6,916	6,387
Real estate: Residential - 1 to 4 family [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				975				1,125	975	1,125	759
Provision for loan losses									277	522	561
Loans charged-off									(335)	(712)	(299)
Recoveries of loans previously charged-off									38	40	104
Balance at end of period	955				975				955	975	1,125
Real estate: Multi-family and commercial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				3,395				3,028	3,395	3,028	2,337
Provision for loan losses									355	523	1,818
Loans charged-off									(144)	(228)	(1,267)
Recoveries of loans previously charged-off									1	72	140
Balance at end of period	3,607				3,395				3,607	3,395	3,028
Real estate: Construction [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				169				22	169	22	280
Provision for loan losses									85	56	(258)
Loans charged-off									0	0	0
Recoveries of loans previously charged-off									0	91	0
Balance at end of period	254				169				254	169	22
Commercial Business [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				1,875				1,735	1,875	1,735	1,148
Provision for loan losses									666	159	556
Loans charged-off									(164)	(22)	0
Recoveries of loans previously charged-off									5	3	31
Balance at end of period	2,382				1,875				2,382	1,875	1,735
Consumer [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				502				477	502	477	446
Provision for loan losses									156	59	219
Loans charged-off									(80)	(95)	(251)
Recoveries of loans previously charged-off									21	61	63
Balance at end of period	$ 599				$ 502				$ 599	$ 502	$ 477